OPERATING EXPENSES - Salaries and employee benefit (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING EXPENSES
Salaries	$ 2,286,471	$ 1,897,710	$ 1,648,872
Bonuses	940,292	823,517	714,353
Private premium	651,048	423,261	384,056
Social security contributions	546,434	447,017	355,166
Indemnization payment	179,916	189,643	137,453
Other benefits	746,073	636,508	542,696
Total Salaries and employee benefit	$ 5,350,234	$ 4,417,656	$ 3,782,596